Operating Profit Disclosures Continuing Operations (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Operating Lease Rentals

	2017 €m	2016 €m	2015 €m
Operating lease rentals
- hire of plant and machinery	292	262	200
- land and buildings	258	250	221
- other operating leases	56	57	50
Total	606	569	471

Summary of Auditor's Remuneration

In accordance with statutory requirements in Ireland, fees for professional services provided by the Group’s independent auditor in respect of each of the following categories were:

	EY Ireland (statutory auditor)			EY (network firms)			Total
	2017 €m	2016 €m	2015 €m	2017 €m	2016 €m	2015 €m	2017 €m	2016 €m	2015 €m
Audit fees (i)	4	3	3	16	16	16	20	19	19
Other audit-related assurance fees (ii)	-	-	1	1	-	4	1	-	5
Tax advisory services	-	-	-	1	1	2	1	1	2
Total	4	3	4	18	17	22	22	20	26

(i)	Audit of the Group accounts includes audit of internal controls over financial reporting and parent and subsidiary statutory audit fees, but excludes €2 million (2016: €2 million; 2015: €2 million) paid to auditors other than EY.

(ii)	Other assurance services includes attestation and due diligence services that are closely related to the performance of the audit.

(iii)	There were no other fees for services provided by the Group’s independent auditor (2016: €nil million; 2015: €nil million).